INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 15 - INCOME TAXES

The components of income (loss) before income tax benefit (expense) are as follows:

	Year Ended December 31,
	2025	2024	2023
The Netherlands	$(3,226)	$292	$2,164
Germany	(2,979)	(5,303)	828
United States of America	(117)	(1,074)	(1,620)
Spain	(280)	673	362
Israel	(10,757)	273	10,076
Other locations	522	786	506
Income (loss) before income tax expenses	$(16,837)	$(4,353)	$12,316

The current income tax expense from subsidiaries outside of the Netherlands is $(408), $(357) and $(2,299), for the years ended December 31, 2025, 2024 and 2023, respectively. The current income tax expense for the Netherlands was $0, $0 and $248 for the years ended December 31, 2025, 2024 and 2023.

The deferred income tax benefit (expenses) from subsidiaries outside of the Netherlands is $(801), $(333) and $48, for the years ended December 31, 2025, 2024 and 2023, respectively. There was no deferred income tax expense for the Netherlands for the years ended December 31, 2025, 2024 and 2023.

Additionally, tax benefits (expenses) from subsidiaries outside the Netherlands include $(435), $800 and $754, for the years ended December 31, 2025, 2024 and 2023, respectively, of tax related to previous years. The tax benefits (expenses) for the Netherlands was $0, $248 and $0 for the years ended December 31, 2025, 2024 and 2023.

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2025	2024
Deferred tax assets:
Operating loss carry forwards	$17,400	$14,725
Interest loss carry forward	1,991	2,044
Allowance for credit losses	286	185
Tax credit carry forwards	372	480
Accrued expenses	264	324
Research and development expenses, net	87	151
Other	385	414
Total deferred tax assets	20,785	18,323
Deferred tax liabilities:
Depreciation of property and equipment	(125)	(199)
	20,660	18,124
Valuation allowance	(20,195)	(16,901)
Deferred tax assets, net	$465	$1,223

The ultimate realization of the net deferred tax assets in each jurisdiction where the Company does business is dependent upon the generation of future taxable income in that jurisdiction during the periods in which net operating loss carry forwards are available and items that gave rise to the net deferred tax assets become deductible. At present, the Company does not have a sufficient history of generating taxable income in various jurisdictions where it does business or positive expected core earnings to conclude that it is more likely than not that the Company will be able to realize some of its net deferred tax assets in the near future. Therefore, a valuation allowance was established for the carrying value of those net deferred tax assets, with the exception of a few locations, which are currently generating taxable income. A valuation allowance will be maintained until sufficient positive evidence exists to support the reversal of any portion of the valuation allowance.

As of December 31, 2025, the Company has net operating losses carry forwards of $29,269 and carry forward interest of $2,689 in the Netherlands. These losses and interest can be carried forward and do not expire but the annual utilization is limited to one million Euro plus 50% of the excess taxable income. As of December 31, 2025, the Company has net operating loss carry forwards of $7,549 in the United States of America, which will expire in 2032 through 2037 except $3,476 which does not expire and can be used to offset up to 80% of taxable income every year. In addition, in the United States, the Company has interest expense of $4,986 which can be carried forward and does not expire.

As of December 31, 2025, the Company has $372 in tax credits for the welfare to work and work opportunity programs in the United States of America that expire in 2026 through 2029.

During the years ended December 31, 2025 and 2024, the valuation allowance increased by $3,294 and $3,268, respectively.

The difference between the tax provision at the statutory federal income tax rate of 25.8% for the years ended December 31,  2025, 2024 and 2023 and the benefit (provision) for income taxes as a percentage of income (loss) before income taxes (effective tax rate) for each year is as follows. The disclosure reflects the implementation of ASU 2023-09 retrospectively.

	Year Ended December 31,
	2025		2024		2023
Netherlands statutory tax rate	$(4,344)	25.8%	$(1,124)	25.8%	$3,178	25.8%
Foreign tax effects
United States
Changes in valuation allowance	(174)	1.0%	191	(4.4)%	337	2.7%
Other	283	(1.7)%	132	(3.0)%	186	1.5%
Germany
Foreign tax rate differential	296	(1.8)%	529	(12.2)%	(83)	(0.7)%
State and local taxes	(482)	2.9%	(774)	17.8%	193	1.6%
Changes in valuation allowance	2,274	(13.5)%	907	(20.8)%	328	2.7%
Other	(1,141)	6.8%	366	(8.4)%	(243)	(2.0)%
Spain
Changes in valuation allowance	248	(1.5)%	(251)	5.8%	(68)	(0.6)%
Other	134	(0.8)%	71	(1.6)%	196	1.6%
Japan
Changes in valuation allowance	-	-	(560)	12.9%	(69)	(0.6)%
Other	41	(0.2)%	(17)	0.4%	75	0.6%
Israel
Foreign tax rate differential	301	(1.8)%	(8)	0.2%	(282)	(2.3)%
Preferred technological enterprise (1)	1,183	(7.0)%	(30)	0.7%	(1,107)	(9.0)%
Changes in valuation allowance	1,964	(11.7)%	-	-%	-	-%
Other	58	(0.3)%	121	(2.8)%	(118)	(1.0)%
Other foreign jurisdictions	166	(1.1)%	317	(7.4)%	(472)	(3.7)%
Changes in valuation allowances	829	(4.9)%	(203)	4.7%	(131)	(1.1)%
Return to provision adjustments	-	-%	(248)	5.6%	-	-%
Other	8	0.0%	129	(2.9)%	(175)	(1.3)%
Income tax expense (benefit)	1,644	(9.8)%	$(452)	10.4%	$1,745	14.2%

(1)	Preferred technological enterprise refers to deduction of 11% on the tax rate the Company has to pay in Israel, totaling 12% compared to regular tax rate of 23%.

Cash paid for income taxes, net of refunds, were as follows:

	Year Ended December 31,
	2025	2024	2023
The Netherlands	$-	$-	$-
Foreign:
Germany	318	2,182	2,178
Spain	(83)	591	141
Israel	(1,268)	2,240	3,587
Other foreign jurisdictions	154	183	103
Total cash paid for income taxes, net of refunds	$(879)	$5,196	$6,009

Uncertain tax positions

The Company is subject to income taxes in the Netherlands, and numerous foreign jurisdictions. Significant judgment is required in evaluating the Company’s tax positions and determine its provision for income taxes. During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. The Company establishes reserves for tax related uncertainties based on estimates of whether and the extent to which additional taxes will be due. These reserves are established when the Company believes that certain positions might be challenged despite evidence supporting the position. The Company adjusts this reserve in light of changing facts and circumstances, such as the outcome of income tax authority examinations. The Company recognizes tax benefits only when it is more likely than not that the tax position will be sustained upon examination by the relevant tax authorities, and the provision for income taxes includes the impact of reserve positions and changes to reserves based on this standard.

As of December 31, 2025 and 2024, there are $113 and $86, respectively of unrecognized tax benefits that if recognized would reduce the effective tax rate. Interest and penalties assessed by taxing authorities on an underpayment of income taxes are included as components of income tax provision in the consolidated statements of operations and comprehensive income (loss).

A reconciliation of the Company’s unrecognized tax benefits is as follows:

	December 31,
	2025	2024
Balance at beginning of year	$86	$86
Additions based on tax positions taken in prior years	27	-
Balance at end of year	$113	$86

The Company files income tax returns in the Netherlands and other foreign jurisdictions. Income tax returns for the years since 2019 are subject to examination in the Netherlands. In the United States of America, income tax returns for the years since 2022 are subject to examination. Income tax returns for the tax years since 2020 are subject to examination in foreign jurisdictions.